Consumer Discretionary Portfolio
Fund Summary Fund/Class: VIP Consumer Discretionary Portfolio/Initial Class
Investment Objective
The fund seeks capital appreciation.
Fee Table
The following table describes the fees and expenses that may be incurred, directly or indirectly, when you, as a variable product owner, buy, hold, or redeem interests in a separate account that invests in shares of the fund. The table does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall fees and expenses would be higher.
Fees (fees paid directly from your investment)
Shareholder Fees	Init Consumer Discretionary Portfolio Initial Class
Redemption fee on interests in separate accounts held less than 60 days (as a % of amount redeemed)	1.00%

Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Class Operating Expenses	Init Consumer Discretionary Portfolio Initial Class
Management fee	0.56%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.41%
Total annual operating expenses	0.97%

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. This example does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall expenses would be higher. For every $10,000 invested, here's how much you, as a variable product owner, would pay in total expenses if all interests in a separate account that invests in shares of the fund were redeemed at the end of each time period indicated:

Expense Example (USD $)	Init Consumer Discretionary Portfolio Initial Class
1 year	99
3 years	309
5 years	536
10 years	1,190

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 182% of the average value of its portfolio.
Principal Investment Strategies
  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in the manufacture and distribution of consumer discretionary products and services.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions to select investments.

Principal Investment Risks
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Consumer Discretionary Industry Concentration. The consumer discretionary industries can be significantly affected by the performance of the overall economy, interest rates, competition, consumer confidence and spending, and changes in demographics and consumer tastes.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

You could lose money by investing in the fund.

Performance
The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Information about the Indexes section of the prospectus. Prior to October 1, 2006, the fund was named VIP Consumer Industries Portfolio, and the fund operated under certain different investment policies and compared its performance to a different additional index. The fund's historical performance may not represent its current investment policies. Returns for shares of the fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product; if they did, returns for shares of the fund would be lower. Past performance is not an indication of future performance.
Year-by-Year Returns Calendar Years

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	18.55%	September 30, 2009
Lowest Quarter Return	-22.07%	December 31, 2008

Average Annual Returns For the periods ended December 31, 2011
Average Annual Total Returns Init Consumer Discretionary Portfolio	Past 1 year	Past 5 years	Past 10 years
Initial Class	(1.75%)	1.55%	3.67%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	2.11%	(0.25%)	2.92%
MSCI® U.S. IM Consumer Discretionary 25/50 Index (reflects no deduction for fees, expenses, or taxes)	3.83%	1.82%	4.19%

Consumer Staples Portfolio
Fund Summary Fund/Class: VIP Consumer Staples Portfolio/Initial Class
Investment Objective
The fund seeks capital appreciation.
Fee Table
The following table describes the fees and expenses that may be incurred, directly or indirectly, when you, as a variable product owner, buy, hold, or redeem interests in a separate account that invests in shares of the fund. The table does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall fees and expenses would be higher.
Fees (fees paid directly from your investment)
Shareholder Fees	Init Consumer Staples Portfolio Initial Class
Redemption fee on interests in separate accounts held less than 60 days (as a % of amount redeemed)	1.00%

Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Class Operating Expenses	Init Consumer Staples Portfolio Initial Class
Management fee	0.56%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.31%
Total annual operating expenses	0.87%

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. This example does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall expenses would be higher. For every $10,000 invested, here's how much you, as a variable product owner, would pay in total expenses if all interests in a separate account that invests in shares of the fund were redeemed at the end of each time period indicated:

Expense Example (USD $)	Init Consumer Staples Portfolio Initial Class
1 year	89
3 years	278
5 years	482
10 years	1,073

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 18% of the average value of its portfolio.
Principal Investment Strategies
  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in the manufacture, sale, or distribution of consumer staples.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions to select investments.

Principal Investment Risks
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Consumer Staples Industry Concentration. The consumer staples industries can be significantly affected by demographics and product trends, competitive pricing, food fads, marketing campaigns, environmental factors, and government regulation, the performance of the overall economy, interest rates, and consumer confidence.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

You could lose money by investing in the fund.

Performance
The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Information about the Indexes section of the prospectus. Returns for shares of the fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product; if they did, returns for shares of the fund would be lower. Past performance is not an indication of future performance.
Year-by-Year Returns Calendar Years

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	14.69%	June 30, 2009
Lowest Quarter Return	-12.06%	December 31, 2008

Average Annual Returns For the periods ended December 31, 2011
Average Annual Total Returns Init Consumer Staples Portfolio	Past 1 year	Life of class		Inception Date
Initial Class	8.18%	6.18%	[1]	Apr. 24, 2007
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	2.11%	(1.29%)	[1]	Apr. 24, 2007
MSCI® U.S. IM Consumer Staples 25/50 Index (reflects no deduction for fees, expenses, or taxes)	13.82%	6.59%	[1]	Apr. 24, 2007
[1]	From April 24, 2007.

Energy Portfolio
Fund Summary Fund/Class: VIP Energy Portfolio/Initial Class
Investment Objective
The fund seeks capital appreciation.
Fee Table
The following table describes the fees and expenses that may be incurred, directly or indirectly, when you, as a variable product owner, buy, hold, or redeem interests in a separate account that invests in shares of the fund. The table does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall fees and expenses would be higher.
Fees (fees paid directly from your investment)
Shareholder Fees	Init Energy Portfolio Initial Class
Redemption fee on interests in separate accounts held less than 60 days (as a % of amount redeemed)	1.00%

Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Class Operating Expenses	Init Energy Portfolio Initial Class
Management fee	0.56%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.13%
Total annual operating expenses	0.69%

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. This example does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall expenses would be higher. For every $10,000 invested, here's how much you, as a variable product owner, would pay in total expenses if all interests in a separate account that invests in shares of the fund were redeemed at the end of each time period indicated:

Expense Example (USD $)	Init Energy Portfolio Initial Class
1 year	70
3 years	221
5 years	384
10 years	859

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 94% of the average value of its portfolio.
Principal Investment Strategies
  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in the energy field including the conventional areas of oil, gas, electricity and coal, and newer sources of energy such as nuclear, geothermal, oil shale, and solar power.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions to select investments.

Principal Investment Risks
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Energy Industry Concentration. The energy industries can be significantly affected by fluctuations in energy prices and supply and demand of energy fuels, energy conservation, the success of exploration projects, and tax and other government regulations.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

You could lose money by investing in the fund.

Performance
The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Information about the Indexes section of the prospectus. Prior to October 1, 2006, the fund was named VIP Natural Resources Portfolio, and the fund operated under certain different investment policies and compared its performance to a different additional index. The fund's historical performance may not represent its current investment policies. Returns for shares of the fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product; if they did, returns for shares of the fund would be lower. Past performance is not an indication of future performance.
Year-by-Year Returns Calendar Years

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	24.54%	December 31, 2010
Lowest Quarter Return	-37.77%	September 30, 2008

Average Annual Returns For the periods ended December 31, 2011
Average Annual Total Returns Init Energy Portfolio	Past 1 year	Past 5 years	Past 10 years
Initial Class	(4.99%)	2.30%	10.62%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	2.11%	(0.25%)	2.92%
MSCI® U.S. IM Energy 25/50 Index (reflects no deduction for fees, expenses, or taxes)	2.99%	4.83%	12.06%

Financial Services Portfolio
Fund Summary Fund/Class: VIP Financial Services Portfolio/Initial Class
Investment Objective
The fund seeks capital appreciation.
Fee Table
The following table describes the fees and expenses that may be incurred, directly or indirectly, when you, as a variable product owner, buy, hold, or redeem interests in a separate account that invests in shares of the fund. The table does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall fees and expenses would be higher.
Fees (fees paid directly from your investment)
Shareholder Fees	Init Financial Services Portfolio Initial Class
Redemption fee on interests in separate accounts held less than 60 days (as a % of amount redeemed)	1.00%

Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Class Operating Expenses	Init Financial Services Portfolio Initial Class
Management fee	0.56%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.36%
Total annual operating expenses	0.92%

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. This example does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall expenses would be higher. For every $10,000 invested, here's how much you, as a variable product owner, would pay in total expenses if all interests in a separate account that invests in shares of the fund were redeemed at the end of each time period indicated:

Expense Example (USD $)	Init Financial Services Portfolio Initial Class
1 year	94
3 years	293
5 years	509
10 years	1,131

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 350% of the average value of its portfolio.
Principal Investment Strategies
  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in providing financial services to consumers and industry.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions to select investments.

Principal Investment Risks
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Financials Industry Concentration. The financials industries are subject to extensive government regulation, can be subject to relatively rapid change due to increasingly blurred distinctions between service segments, and can be significantly affected by availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

You could lose money by investing in the fund.

Performance
The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Information about the Indexes section of the prospectus. Returns for shares of the fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product; if they did, returns for shares of the fund would be lower. Past performance is not an indication of future performance.
Year-by-Year Returns Calendar Years

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	38.18%	June 30, 2009
Lowest Quarter Return	-28.38%	December 31, 2008

Average Annual Returns For the periods ended December 31, 2011
Average Annual Total Returns Init Financial Services Portfolio	Past 1 year	Past 5 years	Past 10 years
Initial Class	(20.46%)	(14.04%)	(2.71%)
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	2.11%	(0.25%)	2.92%
MSCI® U.S. IM Financials 25/50 Index (reflects no deduction for fees, expenses, or taxes)	(14.24%)	(13.87%)	(2.13%)

Health Care Portfolio
Fund Summary Fund/Class: VIP Health Care Portfolio/Initial Class
Investment Objective
The fund seeks capital appreciation.
Fee Table
The following table describes the fees and expenses that may be incurred, directly or indirectly, when you, as a variable product owner, buy, hold, or redeem interests in a separate account that invests in shares of the fund. The table does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall fees and expenses would be higher.
Fees (fees paid directly from your investment)
Shareholder Fees	Init Health Care Portfolio Initial Class
Redemption fee on interests in separate accounts held less than 60 days (as a % of amount redeemed)	1.00%

Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Class Operating Expenses	Init Health Care Portfolio Initial Class
Management fee	0.56%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.18%
Total annual operating expenses	0.74%

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. This example does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall expenses would be higher. For every $10,000 invested, here's how much you, as a variable product owner, would pay in total expenses if all interests in a separate account that invests in shares of the fund were redeemed at the end of each time period indicated:

Expense Example (USD $)	Init Health Care Portfolio Initial Class
1 year	76
3 years	237
5 years	411
10 years	918

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 138% of the average value of its portfolio.
Principal Investment Strategies
  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in the design, manufacture, or sale of products or services used for or in connection with health care or medicine.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions to select investments.

Principal Investment Risks
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Health Care Industry Concentration. The health care industries are subject to government regulation and reimbursement rates, as well as government approval of products and services, which could have a significant effect on price and availability, and can be significantly affected by rapid obsolescence and patent expirations.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

You could lose money by investing in the fund.

Performance
The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Information about the Indexes section of the prospectus. Returns for shares of the fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product; if they did, returns for shares of the fund would be lower. Past performance is not an indication of future performance.
Year-by-Year Returns Calendar Years

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	13.11%	September 30, 2009
Lowest Quarter Return	-17.89%	December 31, 2008

Average Annual Returns For the periods ended December 31, 2011
Average Annual Total Returns Init Health Care Portfolio	Past 1 year	Past 5 years	Past 10 years
Initial Class	8.31%	4.72%	5.11%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	2.11%	(0.25%)	2.92%
MSCI® U.S. IM Health Care 25/50 Index (reflects no deduction for fees, expenses, or taxes)	10.72%	3.49%	3.10%

Industrials Portfolio
Fund Summary Fund/Class: VIP Industrials Portfolio/Initial Class
Investment Objective
The fund seeks capital appreciation.
Fee Table
The following table describes the fees and expenses that may be incurred, directly or indirectly, when you, as a variable product owner, buy, hold, or redeem interests in a separate account that invests in shares of the fund. The table does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall fees and expenses would be higher.
Fees (fees paid directly from your investment)
Shareholder Fees	Init Industrials Portfolio Initial Class
Redemption fee on interests in separate accounts held less than 60 days (as a % of amount redeemed)	1.00%

Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Class Operating Expenses	Init Industrials Portfolio Initial Class
Management fee	0.56%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.18%
Total annual operating expenses	0.74%

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. This example does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall expenses would be higher. For every $10,000 invested, here's how much you, as a variable product owner, would pay in total expenses if all interests in a separate account that invests in shares of the fund were redeemed at the end of each time period indicated:

Expense Example (USD $)	Init Industrials Portfolio Initial Class
1 year	76
3 years	237
5 years	411
10 years	918

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 111% of the average value of its portfolio.
Principal Investment Strategies
  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in the research, development, manufacture, distribution, supply, or sale of industrial products, services, or equipment.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions to select investments.

Principal Investment Risks
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Industrials Industry Concentration. Industrial industries can be significantly affected by general economic trends, change in consumer sentiment and spending commodity prices, legislation, government regulation and spending, import controls, and worldwide competition, and can be subject to liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

You could lose money by investing in the fund.

Performance
The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Information about the Indexes section of the prospectus. Prior to October 1, 2006, the fund was named VIP Cyclical Industries Portfolio, and the fund operated under certain different investment policies and compared its performance to a different additional index. The fund's historical performance may not represent its current investment policies. Returns for shares of the fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product; if they did, returns for shares of the fund would be lower. Past performance is not an indication of future performance.
Year-by-Year Returns Calendar Years

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	24.16%	June 30, 2009
Lowest Quarter Return	-24.68%	December 31, 2008

Average Annual Returns For the periods ended December 31, 2011
Average Annual Total Returns Init Industrials Portfolio	Past 1 year	Past 5 years	Past 10 years
Initial Class	(4.65%)	4.50%	8.44%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	2.11%	(0.25%)	2.92%
MSCI® U.S. IM Industrials 25/50 Index (reflects no deduction for fees, expenses, or taxes)	(2.02%)	0.84%	4.34%

Materials Portfolio
Fund Summary Fund/Class: VIP Materials Portfolio/Initial Class
Investment Objective
The fund seeks capital appreciation.
Fee Table
The following table describes the fees and expenses that may be incurred, directly or indirectly, when you, as a variable product owner, buy, hold, or redeem interests in a separate account that invests in shares of the fund. The table does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall fees and expenses would be higher.
Fees (fees paid directly from your investment)
Shareholder Fees	Init Materials Portfolio Initial Class
Redemption fee on interests in separate accounts held less than 60 days (as a % of amount redeemed)	1.00%

Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Class Operating Expenses	Init Materials Portfolio Initial Class
Management fee	0.56%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.20%
Total annual operating expenses	0.76%

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. This example does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall expenses would be higher. For every $10,000 invested, here's how much you, as a variable product owner, would pay in total expenses if all interests in a separate account that invests in shares of the fund were redeemed at the end of each time period indicated:

Expense Example (USD $)	Init Materials Portfolio Initial Class
1 year	78
3 years	243
5 years	422
10 years	942

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 105% of the average value of its portfolio.
Principal Investment Strategies
  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in the manufacture, mining, processing, or distribution of raw materials and intermediate goods.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions to select investments.

Principal Investment Risks
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Materials Industry Concentration. The materials industries can be significantly affected by the level and volatility of commodity prices, the exchange value of the dollar, import and export controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

You could lose money by investing in the fund.

Performance
The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Information about the Indexes section of the prospectus. Returns for shares of the fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product; if they did, returns for shares of the fund would be lower. Past performance is not an indication of future performance.
Year-by-Year Returns Calendar Years

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	26.30%	September 30, 2009
Lowest Quarter Return	-30.36%	December 31, 2008

Average Annual Returns For the periods ended December 31, 2011
Average Annual Total Returns Init Materials Portfolio	Past 1 year	Life of class		Inception Date
Initial Class	(8.20%)	5.10%	[1]	Apr. 24, 2007
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	2.11%	(1.29%)	[1]	Apr. 24, 2007
MSCI® U.S. IM Materials 25/50 Index (reflects no deduction for fees, expenses, or taxes)	(9.30%)	0.35%	[1]	Apr. 24, 2007
[1]	From April 24, 2007.

Technology Portfolio
Fund Summary Fund/Class: VIP Technology Portfolio/Initial Class
Investment Objective
The fund seeks capital appreciation.
Fee Table
The following table describes the fees and expenses that may be incurred, directly or indirectly, when you, as a variable product owner, buy, hold, or redeem interests in a separate account that invests in shares of the fund. The table does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall fees and expenses would be higher.
Fees (fees paid directly from your investment)
Shareholder Fees	Init Technology Portfolio Initial Class
Redemption fee on interests in separate accounts held less than 60 days (as a % of amount redeemed)	1.00%

Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Class Operating Expenses	Init Technology Portfolio Initial Class
Management fee	0.56%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.16%
Total annual operating expenses	0.72%

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. This example does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall expenses would be higher. For every $10,000 invested, here's how much you, as a variable product owner, would pay in total expenses if all interests in a separate account that invests in shares of the fund were redeemed at the end of each time period indicated:

Expense Example (USD $)	Init Technology Portfolio Initial Class
1 year	74
3 years	230
5 years	401
10 years	894

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 153% of the average value of its portfolio.
Principal Investment Strategies
  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in offering, using, or developing products, processes, or services that will provide or will benefit significantly from technological advances and improvements.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions to select investments.

Principal Investment Risks
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Technology Industry Concentration. The technology industries can be significantly affected by obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants, and general economic conditions.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

You could lose money by investing in the fund.

Performance
The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Information about the Indexes section of the prospectus. Returns for shares of the fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product; if they did, returns for shares of the fund would be lower. Past performance is not an indication of future performance.
Year-by-Year Returns Calendar Years

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	34.64%	June 30, 2009
Lowest Quarter Return	-27.20%	December 31, 2008

Average Annual Returns For the periods ended December 31, 2011
Average Annual Total Returns Init Technology Portfolio	Past 1 year	Past 5 years	Past 10 years
Initial Class	(9.78%)	5.11%	4.35%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	2.11%	(0.25%)	2.92%
MSCI® U.S. IM Information Technology 25/50 Index (reflects no deduction for fees, expenses, or taxes)	0.66%	4.00%	2.55%

Telecommunications Portfolio
Fund Summary Fund/Class: VIP Telecommunications Portfolio/Initial Class
Investment Objective
The fund seeks capital appreciation.
Fee Table
The following table describes the fees and expenses that may be incurred, directly or indirectly, when you, as a variable product owner, buy, hold, or redeem interests in a separate account that invests in shares of the fund. The table does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall fees and expenses would be higher.
Fees (fees paid directly from your investment)
Shareholder Fees	Init Telecommunications Portfolio Initial Class
Redemption fee on interests in separate accounts held less than 60 days (as a % of amount redeemed)	1.00%

Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Class Operating Expenses	Init Telecommunications Portfolio Initial Class
Management fee	0.56%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.62%
Total annual operating expenses	1.18%

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. This example does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall expenses would be higher. For every $10,000 invested, here's how much you, as a variable product owner, would pay in total expenses if all interests in a separate account that invests in shares of the fund were redeemed at the end of each time period indicated:

Expense Example (USD $)	Init Telecommunications Portfolio Initial Class
1 year	120
3 years	375
5 years	649
10 years	1,432

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 115% of the average value of its portfolio.
Principal Investment Strategies
  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in the development, manufacture, or sale of communications services or communications equipment.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions to select investments.

Principal Investment Risks
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Telecom Services Industry Concentration. The telecom services industry is subject to government regulation and can be significantly affected by intense competition and technology changes.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

You could lose money by investing in the fund.

Performance
The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Information about the Indexes section of the prospectus. Returns for shares of the fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product; if they did, returns for shares of the fund would be lower. Past performance is not an indication of future performance.
Year-by-Year Returns Calendar Years

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	17.46%	September 30, 2010
Lowest Quarter Return	-21.12%	December 31, 2008

Average Annual Returns For the periods ended December 31, 2011
Average Annual Total Returns Init Telecommunications Portfolio	Past 1 year	Life of class		Inception Date
Initial Class	(2.00%)	(2.55%)	[1]	Apr. 24, 2007
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	2.11%	(1.29%)	[1]	Apr. 24, 2007
MSCI® U.S. IM Telecommunications Services 25/50 Index (reflects no deduction for fees, expenses, or taxes)	(2.09%)	(2.28%)	[1]	Apr. 24, 2007
[1]	From April 24, 2007.

Utilities Portfolio
Fund Summary Fund/Class: VIP Utilities Portfolio/Initial Class
Investment Objective
The fund seeks capital appreciation.
Fee Table
The following table describes the fees and expenses that may be incurred, directly or indirectly, when you, as a variable product owner, buy, hold, or redeem interests in a separate account that invests in shares of the fund. The table does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall fees and expenses would be higher.
Fees (fees paid directly from your investment)
Shareholder Fees	Init Utilities Portfolio Initial Class
Redemption fee on interests in separate accounts held less than 60 days (as a % of amount redeemed)	1.00%

Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Class Operating Expenses	Init Utilities Portfolio Initial Class
Management fee	0.56%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.24%
Total annual operating expenses	0.80%

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. This example does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall expenses would be higher. For every $10,000 invested, here's how much you, as a variable product owner, would pay in total expenses if all interests in a separate account that invests in shares of the fund were redeemed at the end of each time period indicated:

Expense Example (USD $)	Init Utilities Portfolio Initial Class
1 year	82
3 years	255
5 years	444
10 years	990

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 174% of the average value of its portfolio.
Principal Investment Strategies
  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in the utilities industry and companies deriving a majority of their revenues from their utility operations.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions to select investments.

Principal Investment Risks
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Utilities Industry Concentration. The utilities industries can be significantly affected by government regulation, financing difficulties, supply and demand of services or fuel, intense competition, and natural resource conservation.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

You could lose money by investing in the fund.

Performance
The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Information about the Indexes section of the prospectus. Prior to October 1, 2006, the fund was named VIP Telecommunications & Utilities Growth Portfolio, and the fund operated under certain different investment policies and compared its performance to a different additional index. The fund's historical performance may not represent its current investment policies. Returns for shares of the fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product; if they did, returns for shares of the fund would be lower. Past performance is not an indication of future performance.
Year-by-Year Returns Calendar Years

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	23.40%	June 30, 2003
Lowest Quarter Return	-25.89%	September 30, 2008

Average Annual Returns For the periods ended December 31, 2011
Average Annual Total Returns Init Utilities Portfolio	Past 1 year	Past 5 years	Past 10 years
Initial Class	13.20%	2.46%	6.03%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	2.11%	(0.25%)	2.92%
MSCI® U.S. IM Utilities 25/50 Index (reflects no deduction for fees, expenses, or taxes)	19.12%	3.83%	6.87%